Oil and Gas Property Disclosure	12 Months Ended
Dec. 31, 2015
Notes
Oil and Gas Property Disclosure

4. Oil and Gas Property

During the year ended December 31, 2015, the Company purchased a 50% interest in an oil and gas well in Alberta, Canada for CAD$125,000 (US$90,318). As at December 31, 2015, there was an outstanding balance of CAD$20,000 (US$14,450) of the purchase price, which was included in accounts payable and accrued liabilities (Note 5) and paid subsequent to year end (Note 11).